Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Revenues from Construction and Management Services	50	47	116	116
Transportation Expenses	66	67	203	207
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

Total
As at December 31, 2024	219
Acquisitions	2
Transfer to Investments in Equity-Accounted Affiliates	(5)
Changes in Fair Value	(26)
As at September 30, 2025	190

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	September 30, 2025			December 31, 2024
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas, and Refined Products	9	1	8	9	10	(1)
Power Contracts	3	—	3	6	—	6
Renewable Power Contracts	61	4	57	5	—	5
Foreign Exchange Rate Contracts	—	4	(4)	—	3	(3)
	73	9	64	20	13	7

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value	The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2025	2024
Level 2 – Prices Sourced From Observable Data or Market Corroboration	7	2
Level 3 – Prices Sourced From Partially Unobservable Data	57	5
	64	7

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2024	7
Change in Fair Value of Contracts in Place, Beginning of Year	57
Change in Fair Value of Contracts Entered Into During the Period	14
Fair Value of Contracts Realized During the Period	(14)
As at September 30, 2025	64

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Realized (Gain) Loss	17	(27)	(14)	11
Unrealized (Gain) Loss	(19)	7	(65)	31
(Gain) Loss on Risk Management	(2)	(20)	(79)	42